Accounts receivable, trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	$ 229	$ 910
Allowance for doubtful accounts	(1)
Accounts receivable, net	228	910
Balance at the beginning of the year		98
Addition	1		$ 98
Disposal of a subsidiary		(98)
Balance at the end of the year	$ 1		$ 98